Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	$ 96,665	$ 115,249
Impact of master netting agreements and applicable margins	75,721	95,164
Replacement cost (after netting agreements)	20,944	20,085
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	42,361	49,146
Impact of master netting agreements and applicable margins	41,554	48,291
Replacement cost (after netting agreements)	807	855
OECD Governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	15,964	22,109
Impact of master netting agreements and applicable margins	15,731	21,534
Replacement cost (after netting agreements)	233	575
Other Counterparties [Member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	38,340	43,994
Impact of master netting agreements and applicable margins	18,436	25,339
Replacement cost (after netting agreements)	19,904	18,655
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	22,801	30,097
Impact of master netting agreements and applicable margins	20,545	27,110
Replacement cost (after netting agreements)	2,256	2,987
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	37,938	44,736
Impact of master netting agreements and applicable margins	33,257	40,359
Replacement cost (after netting agreements)	4,681	4,377
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	16,333	18,392
Impact of master netting agreements and applicable margins	12,050	14,238
Replacement cost (after netting agreements)	4,283	4,154
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	19,593	22,024
Impact of master netting agreements and applicable margins	9,869	13,457
Replacement cost (after netting agreements)	$ 9,724	$ 8,567